Leases (Details 2) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total operating lease liabilities		$ 5,445	$ 5,967
Rubicon Technologies L L C [Member] | Liability [Member] | Rubicon [Member]
2022	$ 1,674	2,224
2023	2,276	2,276
2024	1,228	1,228
2025	151	151
2026	152	152
Thereafter	732	732
Total minimum lease payments	6,213	6,763
Less: Imputed interest	(1,326)	(1,318)
Total operating lease liabilities	$ 4,887	$ 5,445